RISK MANAGEMENT - Concentration of loans by economic sector (Details) - Loans and Advances - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
RISK MANAGEMENT
Loans and advances	$ 268,108,682	$ 253,951,647
Agriculture
RISK MANAGEMENT
Loans and advances	7,989,019	7,651,762
Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	2,001,495	2,080,761
Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	10,432,182	10,036,365
Chemical Production
RISK MANAGEMENT
Loans and advances	4,642,831	4,324,717
Government
RISK MANAGEMENT
Loans and advances	9,465,311	9,257,155
Construction
RISK MANAGEMENT
Loans and advances	24,189,128	21,763,817
Commerce and Tourism
RISK MANAGEMENT
Loans and advances	34,817,353	34,871,879
Transport and Communications
RISK MANAGEMENT
Loans and advances	11,664,364	9,925,494
Public Services
RISK MANAGEMENT
Loans and advances	14,145,622	13,044,826
Consumer Services
RISK MANAGEMENT
Loans and advances	91,595,049	91,998,207
Commercial Services
RISK MANAGEMENT
Loans and advances	40,961,662	34,692,184
Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	16,204,666	14,304,480
Colombia
RISK MANAGEMENT
Loans and advances	191,287,651	185,351,529
Colombia | Agriculture
RISK MANAGEMENT
Loans and advances	5,257,729	5,162,973
Colombia | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	1,875,665	1,846,238
Colombia | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	9,550,022	9,147,936
Colombia | Chemical Production
RISK MANAGEMENT
Loans and advances	4,615,911	4,299,308
Colombia | Government
RISK MANAGEMENT
Loans and advances	8,480,570	8,369,707
Colombia | Construction
RISK MANAGEMENT
Loans and advances	15,754,607	16,202,035
Colombia | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	24,876,148	23,803,830
Colombia | Transport and Communications
RISK MANAGEMENT
Loans and advances	11,083,700	9,574,318
Colombia | Public Services
RISK MANAGEMENT
Loans and advances	12,269,579	11,758,265
Colombia | Consumer Services
RISK MANAGEMENT
Loans and advances	58,526,424	59,032,642
Colombia | Commercial Services
RISK MANAGEMENT
Loans and advances	29,238,621	27,474,593
Colombia | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	9,758,675	8,679,684
Foreign countries
RISK MANAGEMENT
Loans and advances	76,821,031	68,600,118
Foreign countries | Agriculture
RISK MANAGEMENT
Loans and advances	2,731,290	2,488,789
Foreign countries | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	125,830	234,523
Foreign countries | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	882,160	888,429
Foreign countries | Chemical Production
RISK MANAGEMENT
Loans and advances	26,920	25,409
Foreign countries | Government
RISK MANAGEMENT
Loans and advances	984,741	887,448
Foreign countries | Construction
RISK MANAGEMENT
Loans and advances	8,434,521	5,561,782
Foreign countries | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	9,941,205	11,068,049
Foreign countries | Transport and Communications
RISK MANAGEMENT
Loans and advances	580,664	351,176
Foreign countries | Public Services
RISK MANAGEMENT
Loans and advances	1,876,043	1,286,561
Foreign countries | Consumer Services
RISK MANAGEMENT
Loans and advances	33,068,625	32,965,565
Foreign countries | Commercial Services
RISK MANAGEMENT
Loans and advances	11,723,041	7,217,591
Foreign countries | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	$ 6,445,991	$ 5,624,796